Warrants, founders' warrants and free shares - Warrants issued to investors narrative (Details) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
	Apr. 30, 2020	Apr. 03, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants, founders' warrants and free shares
Granted		7,475,708
Warrant subscription (per share) price	€ 0.06
Warrant term	5 years		65 years
Exercise price per share	€ 0.27		€ 0.56
Proceeds from exercise of warrants			€ 6	€ 742	€ 862
CEO
Warrants, founders' warrants and free shares
Amount due to the company					630
Amount due to the company for subscription of warrants					177
Amount due to the company for exercise of warrants					453
BSA Warrants Classified as Equity
Warrants, founders' warrants and free shares
Shares called per warrant			1
Total subscriptions			€ 449
Proceeds from exercise of warrants			€ 6	€ 302	€ 1,042